Operating Leases - Schedule of Future Minimum Rental Payments for Operating Leases (Details) (10-K)	Mar. 31, 2019 USD ($)
Payson [Member]
2020	$ 120,000
2021	120,000
2022	80,000
Total	320,000
Scottsdale [Member]
2020	216,591
2021	226,587
2022	236,583
2023	246,580
2024	147,240
Total	1,073,581
Manitowoc [Member]
2020	394,128
2021	394,128
2022	394,128
2023	394,128
2024	394,128
2025	394,128
2026	394,128
Total	$ 2,758,896